UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEI INVESTMENTS LOGO OMITTED

[BACKGROUND GRAPHIC OMITTED]




                         Semi-Annual Report as of September 30, 2004 (Unaudited)

                                                                 SEI Index Funds

                                                              S&P 500 Index Fund

                                                                 Bond Index Fund

TABLE OF CONTENTS



------------------------------------------

Statements of Net Assets                 1
------------------------------------------
Statements of Operations                14
------------------------------------------
Statements of Changes in Net Assets     15
------------------------------------------
Financial Highlights                    16
------------------------------------------
Notes to Financial Statements           17
------------------------------------------
Disclosure of Fund Expenses             22
------------------------------------------




Beginning on the fiscal quarter ended December 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund

September 30, 2004
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS*:
   25.5% Financials
   14.2% Information Technology
   11.8% Health Care
   10.5% Industrials
   10.0% Consumer Discretionary
    9.6% Consumer Staples
    6.7% Energy
    3.3% Telecommunication Services
    2.9% Short-Term Investments
    2.8% Materials
    2.6% Utilities
    0.1% U.S. Treasury Obligation

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.5%
CONSUMER DISCRETIONARY -- 11.0%
   Autonation (A)*                                       45,488      $      777
   Autozone*                                             14,137           1,092
   Bed Bath & Beyond*                                    51,061           1,895
   Best Buy                                              55,129           2,990
   Big Lots*                                             19,335             236
   Black & Decker                                        13,465           1,043
   Boise Cascade                                         14,712             490
   Brunswick                                             15,896             727
   Carnival                                             107,464           5,082
   Centex (A)                                            20,977           1,059
   Circuit City Stores                                   33,361             512
   Clear Channel Communications                         100,903           3,145
   Coach*                                                31,988           1,357
   Comcast, Cl A (A)*                                   380,119          10,735
   Cooper Tire & Rubber                                  12,448             251
   Dana                                                  25,011             442
   Darden Restaurants                                    27,017             630
   Delphi                                                95,306             885
   Dillard's, Cl A                                       14,017             277
   Dollar General                                        56,057           1,130
   Dow Jones (A)                                         13,726             557
   Eastman Kodak (A)                                     48,717           1,570
   eBay (A)*                                            112,483          10,342
   Family Dollar Stores                                  29,179             791
   Federated Department Stores                           30,564           1,389
   Ford Motor                                           310,990           4,369
   Fortune Brands                                        24,582           1,821
   Gannett                                               45,473           3,809
   Gap (A)                                              152,937           2,860
   General Motors (A)                                    95,909           4,074
   Genuine Parts                                         29,659           1,138
   Goodyear Tire & Rubber (A)*                           29,428             316
   Harley-Davidson (A)                                   50,141           2,980
   Harrah's Entertainment (A)                            19,186           1,016
   Hasbro                                                29,601             556
   Hilton Hotels                                         65,178           1,228
   Home Depot                                           373,913          14,657
   International Game Technology                         58,667           2,109
   Interpublic Group (A)*                                71,271             755
   JC Penney (A)                                         49,126           1,733
   Johnson Controls                                      32,293           1,835
   Jones Apparel Group                                   21,457             768
   KB Home                                                7,840             662
   Knight-Ridder (A)                                     13,386             876
   Kohl's (A)*                                           57,931           2,792
   Leggett & Platt (A)                                   32,651             917
   Limited                                               80,094           1,785
   Liz Claiborne                                         18,353             692
   Lowe's (A)                                           132,954           7,226
   Marriott International, Cl A                          39,014           2,027
   Mattel                                                70,698           1,282
   May Department Stores (A)                             49,443           1,267
   Maytag (A)                                            13,246             243
   McDonald's                                           213,846           5,994
   McGraw-Hill                                           32,367           2,579
   Meredith                                               8,432             433
   New York Times, Cl A                                  25,284             989
   Newell Rubbermaid                                     46,728             936
   Nike, Cl B                                            44,846           3,534
   Nordstrom                                             23,661             905
   Office Depot*                                         53,218             800
   Omnicom Group                                         31,830           2,326
   Pulte Homes                                           21,551           1,323
   RadioShack                                            27,361             784
   Reebok International                                  10,064             370
   Sears Roebuck (A)                                     36,169           1,441
   Sherwin-Williams                                      24,352           1,071
   Snap-On                                                9,757             269
   Stanley Works                                         13,704             583
   Staples                                               84,511           2,520
   Starbucks (A)*                                        67,364           3,062
   Starwood Hotels & Resorts Worldwide                   35,181           1,633
   Target                                               154,049           6,971
   Tiffany                                               24,904             766
   Time Warner*                                         778,018          12,557
   TJX                                                   83,217           1,834
   Toys "R" Us*                                          35,908             637
   Tribune (A)                                           54,582           2,246
   Univision Communications, Cl A (A)*                   54,962           1,737
   VF                                                    18,686             924
   Viacom, Cl B                                         295,220           9,908
   Visteon                                               21,725             174
   Walt Disney (A)                                      349,658           7,885
   Wendy's International                                 19,145             643
   Whirlpool                                             11,578             696
   Yum! Brands                                           49,179           2,000
                                                                     -----------
                                                                        195,727
                                                                     -----------

-------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     1

-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund (Continued)

September 30, 2004
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.6%
   Adolph Coors, Cl B                                     6,239      $      424
   Alberto-Culver                                        15,393             669
   Albertson's (A)                                       62,512           1,496
   Altria Group                                         349,092          16,421
   Anheuser-Busch                                       136,588           6,823
   Archer-Daniels-Midland                               110,457           1,876
   Avon Products                                         80,157           3,501
   Brown-Forman, Cl B                                    20,653             946
   Campbell Soup                                         69,840           1,836
   Clorox                                                36,050           1,922
   Coca-Cola (A)                                        413,139          16,546
   Coca-Cola Enterprises                                 79,891           1,510
   Colgate-Palmolive                                     90,378           4,083
   ConAgra Foods                                         89,781           2,308
   Costco Wholesale                                      78,540           3,264
   CVS                                                   68,035           2,866
   General Mills (A)                                     64,753           2,907
   Gillette                                             170,428           7,114
   Hershey Foods (A)                                     42,257           1,974
   HJ Heinz                                              59,826           2,155
   Kellogg                                               70,413           3,004
   Kimberly-Clark                                        84,384           5,450
   Kroger*                                              126,171           1,958
   McCormick                                             23,392             803
   Pepsi Bottling Group                                  43,784           1,189
   PepsiCo                                              288,516          14,036
   Procter & Gamble                                     432,750          23,421
   Reynolds American                                     25,220           1,716
   Safeway (A)*                                          75,853           1,465
   Sara Lee                                             134,267           3,069
   Supervalu                                             22,623             623
   Sysco                                                108,622           3,250
   UST (A)                                               28,142           1,133
   Wal-Mart Stores                                      721,996          38,410
   Walgreen                                             174,016           6,235
   Winn-Dixie Stores (A)                                 23,862              74
   Wm. Wrigley Jr.                                       38,161           2,416
                                                                     -----------
                                                                        188,893
                                                                     -----------
ENERGY -- 7.3%
   Amerada Hess                                          15,551           1,384
   Anadarko Petroleum                                    42,793           2,840
   Apache                                                55,257           2,769
   Ashland                                               11,810             662
   Baker Hughes                                          56,597           2,474
   BJ Services (A)*                                      27,351           1,433
   Burlington Resources                                  67,406           2,750
   ChevronTexaco                                        362,691          19,455
   ConocoPhillips                                       117,208           9,711
   Devon Energy                                          41,178           2,924
   El Paso                                              109,022           1,002
   EOG Resources                                         19,817           1,305
   Exxon Mobil                                        1,106,975          53,500
   Halliburton                                           74,786           2,519
   Kerr-McGee (A)                                        25,431           1,456
   Kinder Morgan                                         21,092           1,325
   Marathon Oil                                          58,693           2,423
   Nabors Industries*                                    25,259           1,196
   Noble (A)*                                            22,930           1,031
   Occidental Petroleum                                  66,453           3,717
   Rowan*                                                17,755             469
   Schlumberger                                         100,506           6,765
   Sunoco (A)                                            12,856             951
   Transocean (A)*                                       54,520           1,951
   Unocal                                                44,789           1,926
   Valero Energy                                         21,881           1,755
   Williams                                              88,390           1,069
                                                                     -----------
                                                                        130,762
                                                                     -----------
FINANCIALS -- 20.6%
   ACE                                                   48,116           1,928
   Aflac                                                 86,399           3,388
   Allstate                                             118,251           5,675
   AMBAC Financial Group                                 18,426           1,473
   American Express                                     216,005          11,116
   American International Group                         443,238          30,136
   AmSouth Bancorp                                       59,869           1,461
   AON                                                   53,562           1,539
   Apartment Investment &
      Management, Cl A+                                  15,796             549
   Bank of America                                      691,980          29,983
   Bank of New York                                     132,078           3,853
   BB&T                                                  94,754           3,761
   Bear Stearns                                          17,606           1,693
   Capital One Financial (A)                             41,135           3,040
   Charles Schwab                                       231,910           2,131
   Chubb                                                 32,545           2,287
   Cincinnati Financial                                  28,606           1,179
   Citigroup                                            881,256          38,881
   Comerica                                              29,441           1,747
   Countrywide Financial                                 95,888           3,777
   E*Trade Financial*                                    63,819             729
   Equity Office Properties Trust+                       68,583           1,869
   Equity Residential (A)+                               47,621           1,476
   Fannie Mae                                           164,579          10,434
   Federated Investors, Cl B (A)                         18,142             516
   Fifth Third Bancorp                                   97,027           4,776
   First Horizon National                                21,085             914
   Franklin Resources                                    42,477           2,369
   Freddie Mac                                          116,928           7,628
   Golden West Financial                                 25,932           2,877
   Goldman Sachs Group                                   82,703           7,711
   Hartford Financial Services Group                     49,934           3,092
   Huntington Bancshares                                 39,013             972
   Janus Capital Group                                   40,171             547

-------------------------------------------------------------------------------
2                     SEI Index Funds / Semi-Annual Report / September 30, 2004

-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jefferson-Pilot                                       23,365      $    1,160
   JPMorgan Chase                                       606,006          24,077
   Keycorp                                               69,723           2,203
   Lehman Brothers Holdings                              46,385           3,698
   Lincoln National                                      30,307           1,424
   Loews                                                 31,522           1,844
   M&T Bank                                              19,933           1,908
   Marsh & McLennan                                      88,891           4,068
   Marshall & Ilsley                                     37,758           1,522
   MBIA                                                  24,543           1,429
   MBNA                                                 217,015           5,469
   Mellon Financial                                      72,131           1,997
   Merrill Lynch                                        160,149           7,963
   Metlife                                              127,858           4,942
   MGIC Investment (A)                                   16,796           1,118
   Moody's                                               25,159           1,843
   Morgan Stanley                                       186,681           9,203
   National City                                        113,197           4,372
   North Fork Bancorporation --
      NY Shares (A)                                      52,997           2,356
   Northern Trust                                        37,457           1,528
   Plum Creek Timber+                                    31,158           1,091
   PNC Financial Services Group                          47,918           2,592
   Principal Financial Group*                            53,684           1,931
   Progressive (A)                                       36,935           3,130
   Prologis+                                             30,836           1,087
   Providian Financial*                                  49,489             769
   Prudential Financial                                  88,655           4,170
   Regions Financial (A)                                 78,228           2,586
   Safeco (A)                                            21,416             978
   Simon Property Group (A)+                             35,361           1,896
   SLM                                                   74,574           3,326
   SouthTrust                                            56,712           2,363
   Sovereign Bancorp                                     58,239           1,271
   St. Paul                                             113,320           3,746
   State Street                                          57,073           2,438
   SunTrust Banks (A)                                    60,897           4,288
   Synovus Financial (A)                                 52,780           1,380
   T Rowe Price Group                                    21,542           1,097
   Torchmark                                             18,929           1,007
   UnumProvident (A)                                     50,400             791
   US Bancorp                                           320,282           9,256
   Wachovia (A)                                         222,859          10,463
   Washington Mutual                                    148,521           5,804
   Wells Fargo                                          287,310          17,132
   Xl Capital, Cl A (A)                                  23,474           1,737
   Zions Bancorporation                                  15,226             929
                                                                     -----------
                                                                        366,889
                                                                     -----------
HEALTH CARE -- 13.1%
   Abbott Laboratories                                  265,648          11,253
   Aetna (A)                                             26,162           2,614
   Allergan                                              22,323           1,620
   AmerisourceBergen (A)                                 19,096           1,026
   Amgen*                                               215,614          12,221
   Anthem (A)*                                           23,792           2,076
   Applera-Applied Biosystems
      Group                                              33,873             639
   Bausch & Lomb                                          8,887             591
   Baxter International                                 104,123           3,349
   Becton Dickinson                                      42,647           2,205
   Biogen Idec (A)*                                      57,717           3,531
   Biomet                                                43,233           2,027
   Boston Scientific*                                   143,355           5,695
   Bristol-Myers Squibb                                 330,225           7,816
   Cardinal Health                                       73,114           3,200
   Caremark Rx*                                          79,398           2,546
   Chiron (A)*                                           32,119           1,420
   Cigna                                                 23,651           1,647
   CR Bard                                               17,743           1,005
   Eli Lilly                                            192,371          11,552
   Express Scripts (A)*                                  13,256             866
   Fisher Scientific International (A)*                  19,401           1,132
   Forest Laboratories*                                  62,837           2,826
   Genzyme*                                              38,491           2,094
   Gilead Sciences (A)*                                  72,827           2,722
   Guidant                                               53,284           3,519
   HCA (A)                                               82,500           3,147
   Health Management Associates,
      Cl A (A)                                           41,349             845
   Hospira*                                              26,548             812
   Humana*                                               27,099             541
   IMS Health                                            39,962             956
   Johnson & Johnson                                    504,948          28,444
   King Pharmaceuticals*                                 40,510             484
   Manor Care                                            14,918             447
   McKesson                                              49,766           1,276
   Medco Health Solutions*                               46,074           1,424
   Medimmune*                                            42,301           1,003
   Medtronic                                            205,868          10,685
   Merck                                                377,359          12,453
   Millipore (A)*                                         8,279             396
   Mylan Laboratories (A)                                45,685             822
   PerkinElmer                                           21,433             369
   Pfizer                                             1,284,961          39,320
   Quest Diagnostics                                     17,348           1,530
   Schering-Plough (A)                                  250,007           4,765
   St. Jude Medical*                                     29,934           2,253
   Stryker (A)                                           67,985           3,269
   Tenet Healthcare*                                     79,178             854
   Thermo Electron*                                      28,194             762
   UnitedHealth Group                                   113,107           8,340
   Waters*                                               20,327             896
   Watson Pharmaceuticals*                               18,271             538
   WellPoint Health Networks*                            26,754           2,812

-------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     3

-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund (Continued)

September 30, 2004
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth                                                226,473      $    8,470
   Zimmer Holdings*                                      41,734           3,299
                                                                     -----------
                                                                        232,404
                                                                     -----------
INDUSTRIALS -- 11.6%
   3M                                                   133,187          10,651
   Allied Waste Industries*                              53,248             471
   American Power Conversion                             33,596             584
   American Standard*                                    36,556           1,422
   Apollo Group, Cl A*                                   32,966           2,419
   Avery Dennison                                        18,780           1,235
   Boeing                                               142,823           7,373
   Burlington Northern Santa Fe                          63,017           2,414
   Caterpillar                                           58,352           4,694
   Cendant                                              179,752           3,883
   Cintas                                                29,103           1,224
   Cooper Industries, Cl A                               16,174             954
   Crane                                                  9,993             289
   CSX                                                   36,499           1,212
   Cummins                                                7,591             561
   Danaher (A)                                           52,323           2,683
   Deere                                                 42,294           2,730
   Delta Air Lines (A)*                                  21,495              71
   Deluxe                                                 8,373             344
   Dover                                                 34,551           1,343
   Eaton                                                 25,596           1,623
   Emerson Electric                                      71,660           4,435
   Equifax                                               22,987             606
   FedEx                                                 51,144           4,383
   Fluor                                                 13,934             620
   General Dynamics                                      34,046           3,476
   General Electric                                   1,796,096          60,313
   Goodrich                                              19,737             619
   H&R Block                                             28,420           1,405
   Honeywell International                              145,868           5,231
   Illinois Tool Works                                   51,616           4,809
   Ingersoll-Rand, Cl A                                  29,448           2,002
   ITT Industries                                        15,745           1,259
   Lockheed Martin                                       75,863           4,232
   Masco                                                 73,823           2,549
   Monster Worldwide*                                    19,669             485
   Navistar International*                               11,717             436
   Norfolk Southern                                      66,625           1,981
   Northrop Grumman                                      61,075           3,257
   Paccar                                                29,498           2,039
   Pall                                                  20,995             514
   Parker Hannifin                                       20,327           1,196
   Pitney Bowes                                          39,280           1,732
   Power-One*                                            14,049              91
   Raytheon                                              76,838           2,918
   Robert Half International                             29,194             752
   Rockwell Automation                                   31,602           1,223
   Rockwell Collins                                      30,152           1,120
   RR Donnelley & Sons                                   36,934           1,157
   Ryder System                                          10,978             516
   Southwest Airlines (A)                               134,279           1,829
   Textron                                               23,391           1,503
   Tyco International (A)                               341,827          10,480
   Union Pacific                                         44,027           2,580
   United Parcel Service, Cl B                          191,419          14,533
   United Technologies                                   87,075           8,131
   W.W. Grainger                                         15,457             891
   Waste Management                                      98,628           2,697
                                                                     -----------
                                                                        206,180
                                                                     -----------
INFORMATION TECHNOLOGY -- 15.6%
   ADC Telecommunications*                              135,761             246
   Adobe Systems                                         40,570           2,007
   Advanced Micro Devices (A)*                           59,339             771
   Affiliated Computer Services, Cl A (A)*               22,087           1,230
   Agilent Technologies*                                 82,776           1,786
   Altera*                                               63,648           1,246
   Analog Devices (A)                                    64,469           2,500
   Andrew (A)*                                           26,963             330
   Apple Computer*                                       66,097           2,561
   Applied Materials*                                   289,105           4,767
   Applied Micro Circuits*                               52,325             164
   Autodesk                                              19,306             939
   Automatic Data Processing                             99,783           4,123
   Avaya (A)*                                            77,291           1,077
   BMC Software*                                         37,394             591
   Broadcom, Cl A*                                       54,925           1,499
   Ciena*                                                95,284             189
   Cisco Systems*                                     1,150,342          20,821
   Citrix Systems*                                       28,565             501
   Computer Associates International (A)                 99,363           2,613
   Computer Sciences*                                    31,883           1,502
   Compuware*                                            64,814             334
   Comverse Technology*                                  32,832             618
   Convergys*                                            24,052             323
   Corning (A)*                                         237,415           2,631
   Dell (A)*                                            425,181          15,136
   Electronic Arts (A)*                                  51,429           2,365
   Electronic Data Systems (A)                           87,075           1,688
   EMC*                                                 410,693           4,739
   First Data                                           146,262           6,362
   Fiserv*                                               33,147           1,156
   Gateway*                                              62,501             309
   Hewlett-Packard                                      514,663           9,650
   Intel                                              1,092,075          21,907
   International Business Machines                      285,159          24,450
   Intuit*                                               32,560           1,478
   Jabil Circuit*                                        33,685             775


-------------------------------------------------------------------------------
4                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   JDS Uniphase (A)*                                    245,021      $      826
   Kla-Tencor (A)*                                       33,419           1,386
   Lexmark International, Cl A*                          22,080           1,855
   Linear Technology                                     52,582           1,906
   LSI Logic*                                            64,130             276
   Lucent Technologies (A)*                             734,223           2,328
   Maxim Integrated Products                             55,333           2,340
   Mercury Interactive (A)*                              15,473             540
   Micron Technology (A)*                               103,801           1,249
   Microsoft                                          1,849,613          51,142
   Molex                                                 32,250             962
   Motorola                                             402,111           7,254
   National Semiconductor*                               61,030             945
   NCR*                                                  15,876             787
   Network Appliance (A)*                                61,017           1,403
   Novell (A)*                                           64,896             410
   Novellus Systems (A)*                                 24,814             660
   Nvidia*                                               27,848             404
   Oracle*                                              880,518           9,932
   Parametric Technology*                                44,994             238
   Paychex                                               64,176           1,935
   Peoplesoft*                                           62,040           1,232
   PMC - Sierra (A)*                                     29,641             261
   QLogic*                                               15,646             463
   Qualcomm (A)                                         276,982          10,813
   Sabre Holdings, Cl A                                  23,336             572
   Sanmina-SCI*                                          87,422             616
   Scientific-Atlanta                                    25,704             666
   Siebel Systems*                                       84,345             636
   Solectron (A)*                                       163,537             810
   Sun Microsystems (A)*                                565,156           2,283
   Sungard Data Systems*                                 49,326           1,173
   Symantec (A)*                                         53,684           2,946
   Symbol Technologies                                   41,008             518
   Tektronix                                             14,204             472
   Tellabs (A)*                                          69,780             641
   Teradyne*                                             32,555             436
   Texas Instruments                                    294,027           6,257
   Unisys*                                               55,938             577
   Veritas Software*                                     73,417           1,307
   Xerox (A)*                                           143,013           2,014
   Xilinx                                                58,997           1,593
   Yahoo! (A)*                                          231,555           7,852
                                                                     -----------
                                                                        278,300
                                                                     -----------
MATERIALS -- 3.1%
   Air Products & Chemicals                              38,622           2,100
   Alcoa                                                147,675           4,960
   Allegheny Technologies                                15,655             285
   Ball                                                  18,917             708
   Bemis                                                 17,945             477
   Dow Chemical                                         159,892           7,224
   E.I. du Pont de Nemours                              169,883           7,271
   Eastman Chemical                                      12,995             618
   Ecolab                                                43,680           1,373
   Engelhard                                             20,855             591
   Freeport-McMoRan Copper & Gold,
      Cl B (A)                                           30,103           1,219
   Georgia-Pacific                                       44,028           1,583
   Great Lakes Chemical                                   8,517             218
   Hercules*                                             18,456             263
   International Flavors & Fragrances                    15,835             605
   International Paper                                   82,473           3,333
   Louisiana-Pacific                                     18,260             474
   MeadWestvaco                                          34,269           1,093
   Monsanto                                              45,136           1,644
   Newmont Mining (A)                                    75,267           3,427
   Nucor                                                 13,421           1,226
   Pactiv*                                               25,708             598
   Phelps Dodge                                          15,894           1,463
   PPG Industries                                        29,158           1,787
   Praxair                                               55,217           2,360
   Rohm & Haas                                           38,093           1,637
   Sealed Air*                                           14,152             656
   Sigma-Aldrich                                         11,603             673
   Temple-Inland                                          9,290             624
   United States Steel (A)                               19,277             725
   Vulcan Materials                                      17,367             885
   Weyerhaeuser                                          40,972           2,724
   Worthington Industries                                14,553             311
                                                                     -----------
                                                                         55,135
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.7%
   Alltel                                                52,356           2,875
   AT&T (A)                                             134,907           1,932
   AT&T Wireless Services (A)*                          463,221           6,846
   BellSouth (A)                                        311,538           8,449
   CenturyTel                                            23,023             788
   Citizens Communications*                              55,736             746
   Nextel Communications, Cl A (A)*                     189,579           4,520
   Qwest Communications International*                  309,976           1,032
   SBC Communications                                   563,807          14,631
   Sprint (A)                                           247,288           4,978
   Verizon Communications                               471,020          18,549
                                                                     -----------
                                                                         65,346
                                                                     -----------
UTILITIES -- 2.9%
   AES (A)*                                             110,346           1,102
   Allegheny Energy (A)*                                 21,310             340
   Ameren (A)                                            32,743           1,511
   American Electric Power (A)                           67,227           2,149
   Calpine (A)*                                          74,491             216
   Centerpoint Energy                                    51,555             534
   Cinergy                                               30,584           1,211
   CMS Energy (A)*                                       27,449             261

-------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     5

-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund (Continued)

September 30, 2004
--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Consolidated Edison (A)                               40,948      $    1,722
   Constellation Energy Group                            29,945           1,193
   Dominion Resources (A)                                56,232           3,669
   DTE Energy (A)                                        29,487           1,244
   Duke Energy (A)                                      159,696           3,656
   Dynegy, Cl A (A)*                                     63,603             317
   Edison International                                  55,378           1,468
   Entergy                                               38,796           2,352
   Exelon                                               112,276           4,119
   FirstEnergy                                           56,043           2,302
   FPL Group (A)                                         31,403           2,146
   KeySpan (A)                                           27,234           1,068
   Nicor                                                  7,395             271
   NiSource (A)                                          44,798             941
   Peoples Energy                                         6,301             263
   PG&E*                                                 68,793           2,091
   Pinnacle West Capital                                 15,332             636
   PPL                                                   32,108           1,515
   Progress Energy                                       41,903           1,774
   Public Service Enterprise Group (A)                   40,211           1,713
   Sempra Energy                                         39,053           1,413
   Southern (A)                                         125,273           3,756
   TECO Energy (A)                                       33,331             451
   TXU                                                   50,885           2,438
   Xcel Energy                                           67,884           1,176
                                                                     -----------
                                                                         51,018
                                                                     -----------
Total Common Stock
   (Cost $1,194,795) ($ Thousands)                                    1,770,654
                                                                     -----------
CORPORATE OBLIGATIONS (B) -- 5.6%
FINANCIALS -- 5.5%
   Allstate Life Global Funding (E)
           1.750%, 10/14/05                             $ 1,208           1,208
   Belford Funding (E)
           1.811%, 02/02/05                               4,832           4,832
   Blue Heron Funding (E)
           1.870%, 02/23/05                               4,832           4,832
           1.857%, 03/18/05                               2,174           2,174
   Bradford & Bingley (E)
           1.732%, 01/07/05                               3,044           3,043
   CCN Bluegrass (E)
           1.891%, 08/18/05                               3,624           3,624
   CIT Group (E)
           1.870%, 12/01/04                               2,899           2,899
   Commodore (E)
           1.970%, 12/12/38                               1,449           1,449
   Countrywide Home Loans (E)
           2.030%, 06/23/05                               1,933           1,932
           1.850%, 08/26/05                               1,449           1,449
           1.830%, 02/23/05                               1,401           1,401
           1.820%, 05/20/05                                 966             966
   Davis Square Funding (E)
           1.726%, 04/06/05                               2,416           2,416
           1.726%, 05/06/05                               2,416           2,416
   Drivetime Auto Owner Trust
           1.880%, 07/15/05                                 897             897
   Duke Funding (E)
           1.650%, 04/08/05                               2,416           2,416
   Five Finance (E)
           1.838%, 09/22/05                               6,861           6,858
   Harrier Finance Funding (E)
           1.887%, 06/15/05                               4,204           4,202
   Harwood (E)
           1.870%, 09/20/05                               6,136           6,136
   Irish Life & Permanent (E)
           1.837%, 10/21/05                               4,494           4,493
   Lakeside Funding (E)
           1.790%, 10/08/04                               4,445           4,445
   Liberty Light US Capital (E)
           1.737%, 02/09/05                               2,416           2,416
           1.735%, 01/14/05                               2,416           2,416
   Morgan Stanley (E)
           1.696%, 10/04/05                                 966             966
   Orchid Structured Finance (E)
           1.820%, 11/18/04                               3,155           3,155
   Pacific Life Global Funding (E)
           1.740%, 10/13/05                               3,624           3,624
   RMAC (E)
           1.840%, 06/12/05                               2,174           2,174
   Saturn Ventures (E)
           1.644%, 02/07/05                               2,416           2,416
   Sigma Finance (E)
           1.649%, 01/04/05                               2,899           2,899
           1.630%, 11/01/04                               1,450           1,449
   U.S. Trust (E)
           1.865%, 09/12/05                               4,832           4,832
   Washington Mutual Bank (E)
           1.730%, 08/18/05                               4,832           4,832
   White Pine Finance (E)
           1.756%, 03/11/05                               1,208           1,208
   Whitehawk Funding (E)
           1.741%, 06/15/05                               1,209           1,209
                                                                     -----------
                                                                         97,684
                                                                     -----------
INDUSTRIALS -- 0.1%
   Caterpillar (E)
           1.701%, 07/11/05                               2,416           2,416
                                                                     -----------
Total Corporate Obligations
   (Cost $100,100) ($ Thousands)                                        100,100
                                                                     -----------


-------------------------------------------------------------------------------
6                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (B) (F) -- 2.0%
FINANCIALS -- 2.0%
   Atlantis One Funding
           1.312%, 11/02/04                             $ 2,416      $    2,413
   Altamira Funding
           1.902%, 10/25/04                               2,416           2,413
   CIT Group
           1.212%, 11/22/04                               1,739           1,736
           1.181%, 10/25/04                               1,314           1,313
   Golden Fish
           1.902%, 10/22/04                               1,811           1,809
           1.892%, 10/18/04                               2,082           2,080
   Harrier Finance Funding
           1.885%, 11/22/04                                  21              20
   Household Finance
           1.900%, 10/04/04                               7,248           7,247
   Mitten
           1.920%, 10/01/04                               4,832           4,832
   Stanley Works
           1.925%, 11/17/04                               2,416           2,410
   Tannehill Capital
           1.300%, 10/06/04                               3,060           3,060
   Times Mirror
           1.915%, 11/15/04                               4,832           4,820
           1.810%, 10/06/04                               2,416           2,415
                                                                     -----------
Total Commercial Paper
   (Cost $36,568) ($ Thousands)                                          36,568
                                                                     -----------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (C)
           1.672%, 12/23/04                               1,300           1,295
                                                                     -----------
Total U.S. Treasury Obligation
   (Cost $1,296) ($ Thousands)                                            1,295
                                                                     -----------
CASH EQUIVALENTS -- 0.9%
   AIM Investco Treasurer's Money
      Market Reserve Fund (B)                         1,207,951           1,208
   Bear Stearns Master Notes (B)                      4,831,805           4,832
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A (D)                 8,072,920           8,073
                                                                     -----------
Total Cash Equivalents
   (Cost $14,113) ($ Thousands)                                          14,113
                                                                     -----------
REPURCHASE AGREEMENTS -- 2.4%
   Barclays
      1.870%, dated 09/30/04,
      to be repurchased on 10/01/04,
      repurchase price $40,645,318
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $76,073-
      $2,417,415, 0.000%-6.625%,
      11/12/04-11/15/30; total market
      value: $41,456,083) (B)                            40,643          40,643
   Lehman Brothers
      1.870%, dated 09/30/04,
      to be repurchased on 10/01/04,
      repurchase price $2,222,746
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $298,253-
      $947,163, 3.500%-6.250%,
      07/20/07-07/15/32; total market
      value: $2,267,125) (B)                              2,223           2,223
                                                                     -----------
Total Repurchase Agreements
   (Cost $42,866) ($ Thousands)                                          42,866
                                                                     -----------
Total Investments -- 110.5%
   (Cost $1,389,738) ($ Thousands)                                    1,965,596
                                                                     -----------
OTHER ASSETS AND LIABILITIES -- (10.5)%
Payable Upon Return of Securities Loaned                               (185,574)
Investment Advisory Fees Payable                                            (44)
Administration Fees Payable                                                (282)
Shareholder Servicing Fees Payable                                          (87)
Administration Servicing Fees Payable                                        (1)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                        (1,264)
                                                                     -----------
Total Other Assets & Liabilities                                       (187,254)
                                                                     -----------
Net Assets -- 100.0%                                                 $1,778,342
                                                                     ===========


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                      7

-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund (Concluded)

September 30, 2004
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                         $1,220,375
Undistributed net investment income                                       5,999
Accumulated net realized loss on investments                            (23,839)
Net unrealized appreciation on investments                              575,858
Net unrealized depreciation on futures contracts                            (51)
                                                                     -----------
Net Assets -- 100.0%                                                 $1,778,342
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($660,114,718 / 19,178,524 shares)                                    $34.42
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class E
   ($1,109,619,507 / 32,136,456 shares)                                  $34.53
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($8,607,881 / 249,848 shares)                                         $34.45
                                                                     ===========
* Non-income producing security.
+ Real Estate Investment Trust
(A) This security or a partial position of this security is on loan at September 30, 2004. The total value of securities on loan at September 30, 2004 was $179,660,440.
(B) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2004 was $185,573,816.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(D) Investment in Affiliated Registered Investment Company (see Note 3).
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2004.
(F) The rate reported is the effective yield at time of purchase.
Cl -- Class
NY -- New York


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                      SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------



Bond Index Fund

September 30, 2004
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS*:
  37.0% U.S. Government Mortgage-Backed Obligations
  22.7% U.S. Treasury Obligations
  21.2% Corporate Obligations
  10.8% U.S. Government Agency Obligations
   4.1% Asset-Backed Securities
   2.7% Yankee Bonds
   1.3% Short-Term Investment
   0.2% Municipal Bond

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 37.0%
   FHLMC
           10.500%, 12/01/17 to 06/01/19                 $    3         $     3
            9.500%, 08/01/17 to 02/01/21                     12              12
            9.000%, 11/01/04 to 07/01/09                      1               2
            8.500%, 01/01/10                                 11              12
            8.000%, 01/01/11 to 08/01/30                     22              22
            7.500%, 05/01/07 to 02/01/31                     92             100
            7.000%, 11/01/07 to 04/01/32                    244             259
            6.500%, 07/01/08 to 08/01/32                    832             875
            6.000%, 11/01/13 to 04/01/33                  1,098           1,141
            5.500%, 02/01/14 to 09/01/34                  2,247           2,292
            5.000%, 11/01/17 to 08/01/34                  2,303           2,308
            4.500%, 04/01/18 to 10/01/33                  1,370           1,361
            4.000%, 08/01/18 to 09/01/18                    409             400
   FNMA
            9.500%, 02/01/21                                  1               1
            8.500%, 05/01/07 to 04/01/30                     30              33
            8.000%, 08/01/07 to 02/01/30                     52              58
            7.500%, 06/01/07 to 07/01/33                    129             140
            7.000%, 02/01/08 to 05/01/32                    417             443
            6.500%, 04/01/11 to 01/01/33                    959           1,008
            6.000%, 12/01/08 to 09/01/33                  1,885           1,957
            5.500%, 12/01/13 to 09/01/34                  3,687           3,754
            5.000%, 10/01/17 to 05/01/34                  3,340           3,342
            4.500%, 04/01/18 to 10/01/33                  1,347           1,335
            4.000%, 09/01/18 to 10/01/18                    309             302
   GNMA
           11.500%, 04/15/15                                 19              22
           10.000%, 09/15/18 to 02/20/21                      3               4
            9.500%, 09/15/09 to 07/15/17                      7               8
            9.000%, 11/15/19 to 09/15/25                     58              65
            8.500%, 05/15/17 to 11/15/22                     45              49
            8.000%, 10/15/07 to 03/15/30                     55              61
            7.500%, 01/15/23 to 06/15/32                    127             137
            7.000%, 12/15/27 to 04/15/31                    225             241
            6.500%, 03/15/11 to 11/15/31                    388             411
            6.000%, 04/15/17 to 11/15/33                    592             618
            5.500%, 11/15/17 to 04/15/34                    929             950
            5.000%, 05/15/18 to 10/15/33                    486             487
            4.500%, 08/15/33                                 28              27
                                                                        --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $23,904) ($ Thousands)                                          24,240
                                                                        --------

U.S. TREASURY OBLIGATIONS -- 22.7%
   U.S. Treasury Bonds
           10.375%, 11/15/12                                200             244
            9.125%, 05/15/18                                350             512
            8.875%, 02/15/19                                340             491
            8.750%, 05/15/17 to 08/15/20                    360             515
            8.500%, 02/15/20                                200             283
            8.125%, 08/15/19 to 08/15/21                    175             241
            8.000%, 11/15/21                                280             385
            7.625%, 11/15/22 to 02/15/25                    310             416
            7.500%, 11/15/24                                110             147
            6.625%, 02/15/27                                100             123
            6.500%, 11/15/26                                125             151
            6.375%, 08/15/27                                150             179
            6.250%, 08/15/23                                155             181
            6.125%, 08/15/29                                110             128
            5.500%, 08/15/28                                 80              86
            5.375%, 02/15/31                                210             225
            5.250%, 11/15/28 to 02/15/29                    295             307
   U.S. Treasury Notes
            7.000%, 07/15/06                                600             647
            6.625%, 05/15/07                                475             521
            6.500%, 02/15/10                                260             298
            6.250%, 02/15/07                                405             438
            6.125%, 08/15/07                                400             436
            5.625%, 02/15/06 to 05/15/08                  1,525           1,615
            5.500%, 02/15/08 to 05/15/09                    860             937
            5.000%, 02/15/11 to 08/15/11                    410             441
            4.875%, 02/15/12                                180             192
            4.750%, 05/15/14                                125             131
            4.625%, 05/15/06                                650             672
            4.375%, 05/15/07 to 08/15/12                    565             586
            4.250%, 08/15/13 to 11/15/13                    920             933
            3.875%, 02/15/13                                150             149
            3.625%, 07/15/09 to 05/15/13                    450             451
            3.250%, 01/15/09                                480             480
            3.125%, 09/15/08                                650             649
            2.375%, 08/15/06                                285             284
            2.250%, 04/30/06                                390             389
                                                                        --------
Total U.S. Treasury Obligations
   (Cost $14,526) ($ Thousands)                                          14,863
                                                                        --------


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                      9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Bond Index Fund (Continued)

September 30, 2004
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 21.3%
CONSUMER DISCRETIONARY -- 1.2%
   Comcast Cable Communications
           6.750%, 01/30/11                              $   50         $    55
   DaimlerChrysler
           7.450%, 03/01/27                                  40              44
   Ford Motor
           6.625%, 02/15/28                                 125             113
   General Motors
           6.750%, 05/01/28                                 100              94
   Hertz
           7.000%, 01/15/28                                 100              94
   News America Holdings
           7.700%, 10/30/25                                 100             117
   Target
           7.000%, 07/15/31                                  25              30
   Time Warner
           6.950%, 01/15/28                                 140             149
   Wal-Mart Stores
           4.550%, 05/01/13                                  75              76
                                                                        --------
                                                                            772
                                                                        --------
CONSUMER STAPLES -- 1.3%
   Coca Cola Enterprises
           8.500%, 02/01/22                                 100             132
   Heinz
           6.625%, 07/15/11                                  65              73
   Kellogg, Ser B
           7.450%, 04/01/31                                  80              99
   Kraft Foods
           5.625%, 11/01/11                                 180             190
   Kroger
           8.050%, 02/01/10                                  50              59
   Procter & Gamble
           6.450%, 01/15/26                                  65              73
   Safeway
           6.500%, 11/15/08                                 135             147
   Unilever Capital
           7.125%, 11/01/10                                  50              58
                                                                        --------
                                                                            831
                                                                        --------
ENERGY -- 1.8%
   Burlington Resources Finance
           5.600%, 12/01/06                                 250             262
   ChevronTexaco Capital
           3.500%, 09/17/07                                 150             151
   Devon Financing
           7.875%, 09/30/31                                  25              31
   Kinder Morgan Energy Partners LP
           7.400%, 03/15/31                                 100             114
   Marathon Oil
           6.800%, 03/15/32                                 100             112
           5.375%, 06/01/07                                 100             105
   Occidental Petroleum
           7.375%, 11/15/08                                 200             227
   Transocean
           6.625%, 04/15/11                                 130             145
                                                                        --------
                                                                          1,147
                                                                        --------
FINANCIALS -- 9.8%
   Abbey National PLC
           7.950%, 10/26/29                                  35              44
   Allstate
           7.200%, 12/01/09                                  90             103
   Bank of America
           7.800%, 09/15/16                                  70              86
           4.875%, 09/15/12                                 150             153
   Bank One, Ser A, MTN
           6.000%, 02/17/09                                 150             162
   Bear Stearns
           7.000%, 03/01/07                                 150             163
   Boeing Capital
           6.500%, 02/15/12                                 100             112
   Citigroup Global Markets
           5.875%, 03/15/06                                 390             407
   Credit Suisse First Boston USA
           6.125%, 11/15/11                                 170             185
   ERP Operating LP
           6.950%, 03/02/11                                 120             136
   European Investment Bank
           4.625%, 03/01/07                                 150             156
   Ford Motor Credit
           6.125%, 01/09/06                                 560             580
   GE Global Insurance
           7.000%, 02/15/26                                  70              77
   General Electric Capital, Ser A, MTN
           6.750%, 03/15/32                                 100             115
           5.450%, 01/15/13                                 125             132
   General Motors Acceptance
           8.000%, 11/01/31                                  90              93
           5.850%, 01/14/09                                 150             155
   Goldman Sachs Group
           5.150%, 01/15/14                                 155             156
   Household Finance
           7.625%, 05/17/32                                 100             123
   International Bank
           7.625%, 01/19/23                                  55              72
   JPMorgan Chase
           5.250%, 05/30/07                                 125             131
           5.250%, 05/01/15                                 155             157
   KFW International Finance
           4.750%, 01/24/07                                 150             157


--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Korea Development Bank
           5.250%, 11/16/06                              $  200         $   208
   Lehman Brothers Holdings
           7.875%, 08/15/10                                 110             130
   MBNA America Bank National
           6.625%, 06/15/12                                 100             111
   Metlife
           6.125%, 12/01/11                                 180             197
   Morgan Stanley
           7.250%, 04/01/32                                  45              53
           6.875%, 03/01/07                                 200             217
   National Rural Utilities, Ser C, MTN
           7.250%, 03/01/12                                 130             150
   NB Capital Trust IV
           8.250%, 04/15/27                                 125             144
   Royal Bank of Scotland
           4.700%, 07/03/18                                 135             127
   Sanwa Finance Aruba
           8.350%, 07/15/09                                 100             118
   SLM, MTN
           3.625%, 03/17/08                                 175             176
   SMBC International Finance
           8.500%, 06/15/09                                 100             117
   Simon Property Group +
           3.750%, 01/30/09                                 185             182
   Societe Generale
           7.400%, 06/01/06                                 100             107
   SunTrust Bank
           6.375%, 04/01/11                                  50              56
   US Bancorp, Ser N, MTN
           5.100%, 07/15/07                                 250             261
   Wachovia
           4.850%, 07/30/07                                 250             261
   Washington Mutual
           5.500%, 01/15/13                                 150             155
                                                                        --------
                                                                          6,425
                                                                        --------
HEALTH CARE -- 0.7%
   Abbott Laboratories
           5.625%, 07/01/06                                 175             183
   Eli Lilly
           7.125%, 06/01/25                                  30              36
   Wellpoint Health Network
           6.375%, 01/15/12                                 115             127
   Wyeth
           5.500%, 03/15/13                                 125             128
                                                                        --------
                                                                            474
                                                                        --------
INDUSTRIALS -- 1.5%
   Honeywell International
           6.125%, 11/01/11                                 180             198
   Illinois Tool Works
           5.750%, 03/01/09                                 150             162
   Norfolk Southern
           9.000%, 03/01/21                                  90             118
   Northrop Grumman
           7.125%, 02/15/11                                 170             195
   Pulte Homes
           5.250%, 01/15/14                                 105             105
   Raytheon
           7.200%, 08/15/27                                  50              57
   Union Pacific
           6.625%, 02/01/29                                  50              54
   United Technologies
           7.125%, 11/15/10                                  50              58
                                                                        --------
                                                                            947
                                                                        --------
INFORMATION TECHNOLOGY -- 0.2%
   International Business Machines
           4.750%, 11/29/12                                 125             127
                                                                        --------
MATERIALS -- 0.7%
   Alcoa
           6.750%, 01/15/28                                  85              98
   Dow Chemical
           6.125%, 02/01/11                                 100             109
   E.I. du Pont de Nemours
           8.250%, 09/15/06                                 100             110
   Rohm & Haas
           7.400%, 07/15/09                                 100             115
   Weyerhaeuser
           7.125%, 07/15/23                                  50              55
                                                                        --------
                                                                            487
                                                                        --------
TELECOMMUNICATION SERVICES -- 2.4%
   AT&T Wireless Services
           8.750%, 03/01/31                                  75              98
   BellSouth Capital Funding
           7.750%, 02/15/10                                 190             221
   British Telecommunications PLC (B)
           8.375%, 12/15/10                                 100             121
   France Telecom (B)
           7.950%, 03/01/06                                 125             134
   Motorola
           8.000%, 11/01/11                                 150             180
   SBC Communications
           6.250%, 03/15/11                                 170             186
   Sprint Capital
           7.625%, 01/30/11                                 185             214
   TCI Communications
           8.750%, 08/01/15                                 100             125


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Bond Index Fund (Concluded)

September 30, 2004
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Verizon Global Funding
           7.750%, 12/01/30                              $   65         $    78
           7.250%, 12/01/10                                 150             173
   Vodafone Group
           7.875%, 02/15/30                                  40              50
                                                                        --------
                                                                          1,580
                                                                        --------
UTILITIES -- 1.7%
   Baltimore Gas & Electric
           5.250%, 12/15/06                                 100             104
   Cincinnati Gas & Electric
           5.700%, 09/15/12                                 100             106
   Duke Energy
           7.875%, 08/16/10                                  50              59
   Hydro-Quebec, Ser HQ
           9.500%, 11/15/30                                  50              78
   MidAmerican Energy Holdings
           8.480%, 09/15/28                                  70              89
   Niagara Mohawk Power
           7.750%, 05/15/06                                 225             241
   Oncor Electric Delivery
           7.000%, 05/01/32                                  75              86
   Pacific Gas & Electric
           4.800%, 03/01/14                                 100              99
   Virginia Electric & Power, Ser A
           5.375%, 02/01/07                                 250             261
                                                                        --------
                                                                          1,123
                                                                        --------
Total Corporate Obligations
   (Cost $13,093) ($ Thousands)                                          13,913
                                                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.8%
   FHLB
            5.125%, 03/06/06                                900             932
            4.500%, 09/16/13                                100             100
            3.375%, 09/14/07                                165             166
            3.000%, 04/15/09                                160             156
            2.875%, 09/15/06                                780             781
   FHLMC
            6.875%, 09/15/10                                290             334
            6.250%, 07/15/32                                145             164
            5.750%, 04/15/08 to 01/15/12                    815             886
            5.625%, 03/15/11                                100             109
            4.875%, 03/15/07                                200             209
   FNMA
            7.125%, 06/15/10 to 01/15/30                    200             239
            6.625%, 10/15/07 to 11/15/10                    410             456
            6.125%, 03/15/12                                160             179
            6.000%, 05/15/08                                360             392
            5.250%, 06/15/06 to 01/15/09                  1,105           1,158
            5.125%, 01/02/14                                 95              97
            4.750%, 01/02/07                                175             181
            4.250%, 07/15/07                                150             154
   FNMA (A)
            8.763%, 07/05/14                                415             259
   TVA, Ser B
            6.000%, 03/15/13                                100             111
                                                                        --------
Total U.S. Government Agency Obligations
   (Cost $6,876) ($ Thousands)                                            7,063
                                                                        --------

ASSET-BACKED SECURITIES -- 4.1%
CREDIT CARDS -- 0.5%
   Citibank Credit Card Issuance Trust,
      Ser 2003-A7, Cl A7
           4.150%, 07/07/17                                 100              95
   Citibank Credit Card Master Trust,
      Ser 1998-2, Cl A
           6.050%, 01/15/10                                 200             217
                                                                        --------
                                                                            312
                                                                        --------
FINANCIAL -- 0.6%
   Morgan Stanley Dean Witter Capital,
      Ser 2002-TOP7, Cl A2
           5.980%, 01/15/39                                 175             192
   Morgan Stanley Dean Witter Capital,
      Ser 2003-HQ2,  Cl A2
           4.920%, 03/12/35                                 200             204
                                                                        --------
                                                                            396
                                                                        --------
MORTGAGE RELATED SECURITIES -- 3.0%
   Ameriquest Mortgage Securities,
      Ser 2003-6S  Cl AF4
           4.329%, 08/25/33                                 150             152
   Bear Stearns Commercial Mortgage
      Securities, Ser 1999-WF2, Cl A2
           7.080%, 07/15/31                                 200             224
   CSFB Mortgage, Ser 1999-C1, Cl A2
           7.290%, 09/15/41                                 250             284
   DLJ Commercial Mortgage,
      Ser 1998-CF2, Cl A1B
           6.240%, 11/12/31                                 200             218
   GE Capital Mortgage, Ser 2000-1, Cl A2
           6.496%, 01/15/33                                 175             195
   GMAC Commercial Mortgage Securities,
      Ser 1998-C1, Cl A2
           6.700%, 05/15/30                                 125             136
   Heller Financial Commercial Mortgage,
      Ser 1999-PH1, Cl A2
           6.847%, 05/15/31                                 200             222
   JPMorgan Chase Commercial Mortgage,
      Ser 2000-C10, Cl A2
           7.371%, 08/15/32                                 200             229


--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   PECO Energy Transition Trust,
      Ser 1999-A, Cl A7
           6.130%, 03/01/09                              $  150         $   163
   UBS Commercial Mortgage Trust,
      Ser 2002-C1, Cl A3
           6.226%, 03/15/26                                 150             165
                                                                        --------
                                                                          1,988
                                                                        --------
Total Asset-Backed Securities
   (Cost $2,547) ($ Thousands)                                            2,696
                                                                        --------

YANKEE BONDS -- 2.7%
   AXA
           8.600%, 12/15/30                                  25              32
   Deutsche Telekom
           8.500%, 06/15/10                                 150             180
   Government of Canada
           5.250%, 11/05/08                                 235             252
   Hellenic Republic of Greece
           6.950%, 03/04/08                                 300             335
   International Bank
           8.250%, 09/01/16                                 125             165
   Province of Manitoba
           5.500%, 10/01/08                                 100             107
   Province of Nova Scotia
           5.750%, 02/27/12                                 100             109
   Province of Quebec, Ser PJ
           6.125%, 01/22/11                                  75              83
   Republic of Italy
           6.875%, 09/27/23                                 100             118
           4.375%, 06/15/13                                 150             150
   United Mexican States
           7.500%, 01/14/12                                 235             265
                                                                        --------
Total Yankee Bonds
   (Cost $1,700) ($ Thousands)                                            1,796
                                                                        --------

CASH EQUIVALENT -- 1.3%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A (C)                   833,509             834
                                                                        --------
Total Cash Equivalent
   (Cost $834) ($ Thousands)                                                834
                                                                        --------

MUNICIPAL BOND -- 0.2%
   Illinois State, GO
           5.100%, 06/01/33                              $  120             114
                                                                        --------
Total Municipal Bond
   (Cost $110) ($ Thousands)                                                114
                                                                        --------
Total Investments -- 100.1%
   (Cost $63,590) ($ Thousands)                                          65,519
                                                                        --------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                                             (4)
Administration Fees Payable                                                 (16)
Other Assets and Liabilities, Net                                           (52)
                                                                        --------
Total Other Assets & Liabilities                                            (72)
                                                                        --------
Net Assets -- 100.0%                                                    $65,447
                                                                        ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                             62,907
Accumulated net realized gain on investments                                611
Net unrealized appreciation on investments                                1,929
                                                                        --------
Net Assets -- 100.0%                                                    $65,447
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($65,447,310 / 5,986,426 shares)                                      $10.93
                                                                        ========
+ Real Estate Investment Trust
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TVA -- Tennessee Valley Authority
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Multi-Coupon -- The rate is adjusted based on the rating.
(C) Investment in Affiliated Registered Investment Company (see Note 3).


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     13

--------------------------------------------------------------------------------

Statements of Operations ($ Thousands)



For the six-month period ended September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                      S&P 500          BOND
                                                                        INDEX         INDEX
                                                                         FUND          FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                         $ 13,659       $    --
   Dividends from Affiliated Investment Companies(1)                       74             6
   Interest                                                                 8         1,600
   Income from Securities Lending                                          22            --
---------------------------------------------------------------------------------------------------
   Total Investment Income                                             13,763         1,606
---------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                               240            25
   Administration Fees                                                  1,759           122
   Shareholder Servicing Fees -- Class A Shares                           503            87
   Shareholder Servicing Fees -- Class E Shares                         1,151            --
   Shareholder Servicing Fees -- Class I Shares                            10            --
   Administrative Servicing Fees -- Class I Shares                         10            --
   Trustee Fees                                                            12             1
   Custodian/Wire Agent Fees                                               47             2
   Professional Fees                                                       45             2
   Printing Fees                                                           35             2
   Licensing Fees                                                          33            --
   Registration Fees                                                       23             1
   Other Expenses                                                          46             2
---------------------------------------------------------------------------------------------------
   Total Expenses                                                       3,914           244
---------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                (236)          (24)
      Shareholder Servicing Fees -- Class A Shares                         --           (87)
      Shareholder Servicing Fees -- Class E Shares                     (1,151)           --
      Shareholder Servicing Fees -- Class I Shares                         (4)           --
---------------------------------------------------------------------------------------------------
   Net Expenses                                                         2,523           133
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  11,240         1,473
---------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                               (292)          448
   Net Realized Loss on Futures Contracts                                (679)           --
   Net Change in Unrealized Depreciation on Investments               (14,104)       (1,825)
   Net Change in Unrealized Appreciation on Futures Contracts              70            --
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (3,765)      $    96
---------------------------------------------------------------------------------------------------

(1)   See Note 3 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended September 30, 2004 (Unaudited) and the year ended March 31, 2004

------------------------------------------------------------------------------------------------------------------------


                                                                  S&P 500 INDEX FUND                BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------
                                                              4/1/04 to        4/1/03 to       4/1/04 to      4/1/03 to
                                                               9/30/04          3/31/04         9/30/04        3/31/04
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $   11,240       $   20,944       $  1,473       $  3,401
   Net Realized Gain (Loss) from Investment Transactions
      and Futures Contracts                                         (971)           6,215            448            825
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures Contracts                       (14,034)         404,329         (1,825)          (256)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                             (3,765)         431,488             96          3,970
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      CLASS A:                                                    (2,197)         (10,263)        (1,538)        (3,625)
      CLASS E:                                                    (3,120)         (15,478)            --             --
      CLASS I:                                                       (21)             (46)            --             --
   Net Realized Gains:
      CLASS A:                                                        --               --             --           (198)
------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                              (5,338)         (25,787)        (1,538)        (3,823)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                    80,518          184,481         14,183         38,005
   Reinvestment of Dividends & Distributions                       2,063            9,566            720          1,681
   Cost of Shares Redeemed                                      (103,587)        (201,396)       (23,542)       (46,609)
------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class A Transactions                                  (21,006)          (7,349)        (8,639)        (6,923)
------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                                   314,342          235,031             --             --
   Reinvestment of Dividends & Distributions                       2,379           11,680             --             --
   Cost of Shares Redeemed                                      (107,616)        (368,471)            --             --
------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class E Transactions                                  209,105         (121,760)            --             --
------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                     3,700            5,958             --             --
   Reinvestment of Dividends & Distributions                          21               46             --             --
   Cost of Shares Redeemed                                        (1,408)          (2,055)            --             --
------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                                    2,313            3,949             --             --
------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                            190,412         (125,160)        (8,639)        (6,923)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                         181,309          280,541        (10,081)        (6,776)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                         1,597,033        1,316,492         75,528         82,304
------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                              $1,778,342       $1,597,033       $ 65,447       $ 75,528
------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                        $    5,999       $       97       $     --       $      1
------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     15

--------------------------------------------------------------------------------

Financial Highlights



For the six-month period ended September 30, 2004 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------------------
                                                   Net Realized
                                                            and                                Distributions
                       Net Asset                     Unrealized                     Dividends           from           Total
                          Value,            Net           Gains          Total       from Net       Realized       Dividends
                       Beginning     Investment        (Losses)           from     Investment        Capital             and
                       of Period         Income   on Securities     Operations         Income          Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2004 *                 $34.66         $0.23+        $(0.36)+        $(0.13)        $(0.11)        $   --          $(0.11)
   2004                    26.18          0.42+          8.58+           9.00          (0.52)            --           (0.52)
   2003                    35.39          0.38          (9.21)          (8.83)         (0.38)            --           (0.38)
   2002                    35.88          0.36          (0.46)          (0.10)         (0.39)            --           (0.39)
   2001                    46.42          0.37         (10.55)         (10.18)         (0.36)            --           (0.36)
   2000                    40.13          0.39           6.60            6.99          (0.39)         (0.31)          (0.70)
   CLASS E
   2004 *                 $34.76         $0.25+        $(0.35)+        $(0.10)        $(0.13)        $   --          $(0.13)
   2004                    26.26          0.47+          8.61+           9.08          (0.58)            --           (0.58)
   2003                    35.49          0.44          (9.25)          (8.81)         (0.42)            --           (0.42)
   2002                    35.97          0.43          (0.46)          (0.03)         (0.45)            --           (0.45)
   2001                    46.54          0.44         (10.59)         (10.15)         (0.42)            --           (0.42)
   2000                    40.23          0.45           6.62            7.07          (0.45)         (0.31)          (0.76)
   CLASS I
   2004 *                 $34.72         $0.18+        $(0.36)+        $(0.18)        $(0.09)        $   --          $(0.09)
   2004                    26.22          0.34+          8.60+           8.94          (0.44)            --           (0.44)
   2003 (2)                30.63          0.33          (4.46)          (4.13)         (0.28)            --           (0.28)

BOND INDEX FUND
   CLASS A
   2004 *                 $11.12         $0.24+        $(0.19)+         $0.05         $(0.24)        $   --          $(0.24)
   2004                    11.11          0.46+          0.07+           0.53          (0.49)         (0.03)          (0.52)
   2003                    10.51          0.55           0.60            1.15          (0.55)            --           (0.55)
   2002                    10.63          0.62          (0.12)           0.50          (0.62)            --           (0.62)
   2001                    10.10          0.64           0.53            1.17          (0.64)            --           (0.64)
   2000                    10.55          0.61          (0.45)           0.16          (0.61)            --           (0.61)

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of
                                                                              Ratio of Net       Expenses
                                                               Ratio of Net     Investment     to Average
                       Net Asset                  Net Assets       Expenses         Income     Net Assets   Portfolio
                      Value, End       Total   End of Period     to Average     to Average     (Excluding    Turnover
                       of Period    Return(1)   ($Thousands)     Net Assets     Net Assets       Waivers)        Rate
----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2004 *                 $34.42       (0.37)%    $  660,115          0.40%          1.31%          0.43%          3%
   2004                    34.66       34.62         686,129          0.40           1.33           0.43           7
   2003                    26.18      (25.06)        524,554          0.40           1.33           0.43           7
   2002                    35.39       (0.26)        815,354          0.40           0.99           0.43           9
   2001                    35.88      (22.07)        962,678          0.40           0.88           0.43          12
   2000                    46.42       17.52       1,002,691          0.40           0.93           0.43           7
   CLASS E
   2004 *                 $34.53       (0.30)%    $1,109,619          0.25%          1.46%          0.53%          3%
   2004                    34.76       34.83         904,534          0.25           1.47           0.53           7
   2003                    26.26      (24.92)        790,231          0.25           1.48           0.53           7
   2002                    35.49       (0.07)      1,194,588          0.25           1.14           0.53           9
   2001                    35.97      (21.97)      1,593,253          0.25           1.03           0.53          12
   2000                    46.54       17.79       2,055,361          0.25           1.07           0.52           7
   CLASS I
   2004 *                 $34.45       (0.52)%    $    8,608          0.65%          1.07%          0.78%          3%
   2004                    34.72       34.28           6,370          0.65           1.06           0.78           7
   2003 (2)                26.22      (13.53)          1,707          0.65           1.17           0.78           7

BOND INDEX FUND
   CLASS A
   2004 *                 $10.93        0.47%     $   65,447          0.38%          4.38%          0.70%         24%
   2004                    11.12        4.88          75,528          0.38           4.15           0.70          54
   2003                    11.11       11.17          82,304          0.38           4.92           0.70          54
   2002                    10.51        4.77          55,345          0.38           5.81           0.70          77
   2001                    10.63       12.03          59,855          0.38           6.24           0.70          29
   2000                    10.10        1.62          70,501          0.38           6.02           0.71          47

  * For the six-month period ended September 30, 2004 (Unaudited). All ratios for the period have been annualized.
  +  Per share amounts calculated using average shares method.
(1) Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

September 30, 2004


1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (each a "Fund" and together the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     17

--------------------------------------------------------------------------------

September 30, 2004


TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in TBA ("to be announced") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. As of September 30, 2004, the Funds did not have any TBA securities.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at September 30, 2004, is as follows:

--------------------------------------------------------------------------------
                  Contract         Contract                           Unrealized
Number of             Cost            Value                         Depreciation
Contracts    ($ Thousands)    ($ Thousands)     Expiration         ($ Thousands)
--------------------------------------------------------------------------------
  112               $8,747           $8,696       12/17/04                 $(51)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

       S&P 500 Index Fund                                  .22%
       Bond Index Fund                                     .35%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

--------------------------------------------------------------------------------
                            S&P 500 Index Fund        Bond Index Fund
--------------------------------------------------------------------------------
       Class A                     .40%                   .38%
       Class E                     .25%                    --
       Class I                     .65%                    --

Certain officers and Trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under


--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                               Shareholder           Administrative
                             servicing fees           service fees
--------------------------------------------------------------------------------
S&P 500 Index Fund
       Class A                     .15%                    --
       Class E                     .25%                    --
       Class I                     .25%                   .25%
Bond Index Fund
       Class A                     .25%                    --

For the six months ended September 30, 2004, the Distributor retained 100% of both shareholder servicing fees less the waiver and Administrative servicing fees.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. Barclay Global Investors (BGI) serves as the sub-adviser for the S&P 500 Index Fund under an amended and restated sub-advisory agreement with the Trust and SIMC dated October 2, 1996. Standish Mellon Asset Management LLC serves as the Investment Adviser of the Bond Index Fund under an amended and restated advisory agreement dated October 2, 1996. For its services as Investment Adviser, Standish Mellon Asset Management LLC receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

OTHER -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six-month period ended September 30, 2004 and the year ended March 31, 2004

-----------------------------------------------------------------------------------------------

                                                     S&P 500 INDEX FUND      BOND INDEX FUND
-----------------------------------------------------------------------------------------------
                                                   4/1/04 to   4/1/03 to  4/1/04 to  4/1/03 to
                                                     9/30/04     3/31/04    9/30/04    3/31/04
-----------------------------------------------------------------------------------------------
CLASS A:
      Shares Issued                                   2,344       5,814      1,314      3,452
      Shares Issued in Lieu of Cash Distributions        60         307         66        153
      Shares Redeemed                                (3,019)     (6,361)    (2,187)    (4,217)
-----------------------------------------------------------------------------------------------
   Total Class A Transactions                          (615)       (240)      (807)      (612)
===============================================================================================
CLASS E:
      Shares Issued                                   9,155       7,231         --         --
      Shares Issued in Lieu of Cash Distributions        68         377         --         --
      Shares Redeemed                                (3,110)    (11,681)        --         --
-----------------------------------------------------------------------------------------------
   Total Class E Transactions                         6,113      (4,073)        --         --
===============================================================================================
CLASS I:
      Shares Issued                                     107         180         --         --
      Shares Issued in Lieu of Cash Distributions         1           1         --         --
      Shares Redeemed                                   (41)        (64)        --         --
-----------------------------------------------------------------------------------------------
   Total Class I Transactions                            67         117         --         --
===============================================================================================
   Net Increase (Decrease) in Capital Shares          5,565      (4,196)      (807)      (612)
===============================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     19

--------------------------------------------------------------------------------

September 30, 2004


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than temporary investments and short-term securities, during the year ended September 30, 2004, were as follows:
--------------------------------------------------------------------------------
                                       U.S.
                                 Government
                                 Securities            Other            Total
                              ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                           $    --         $259,383         $259,383
Sales and Maturities                     --           50,084           50,084
BOND INDEX FUND
Purchases                            14,072            2,182           16,254
Sales and Maturities                 18,809            8,235           27,044

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes recognized by rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at September 30, 2004 is as follows:
-------------------------------------------------------------------------------
                                                                         % of
                                                                         Fund
            Moody's                                                     Value
-------------------------------------------------------------------------------
   U.S. Government Securities                                           69.87%
   Cash Equivalents                                                      1.27
   Other Bonds
      Aaa                                                                5.88
      Aa                                                                 5.52
      A                                                                  9.56
      Baa                                                                7.90
                                                                      -------
   Total                                                               100.00%
                                                                      =======

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2004 and March 31, 2003 were as follows (000):
--------------------------------------------------------------------------------
                                      S&P 500 Index Fund        Bond Index Fund
                                       2004         2003       2004        2003
--------------------------------------------------------------------------------
Ordinary Income                     $25,787      $21,716     $3,625      $3,520
Long-term capital gain                   --           --        198          --
                                    -------      -------     ------      ------
Totals                              $25,787      $21,716     $3,823      $3,520
                                    =======      =======     ======      ======

As of March 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):
--------------------------------------------------------------------------------
                                                        S&P 500            Bond
                                                     Index Fund      Index Fund
--------------------------------------------------------------------------------
Undistributed ordinary income                         $   4,977         $   334
Capital loss carryforwards                               (8,211)             --
Undistributed long-term capital gain                         --             205
Unrealized appreciation                                 575,185           3,751
Other temporary differences                              (4,881)           (308)
                                                      ---------       ---------
Total Distributable Earnings                          $ 567,070         $ 3,982
                                                      =========       =========

For Federal income tax purposes, capital loss carryforwards may be carried and applied against future capital gains as follows (000):
--------------------------------------------------------------------------------

                                                                        Expires
                                                                           2010
--------------------------------------------------------------------------------
S&P 500 Index Fund                                                       $8,211

Amounts designated as "--" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------
20                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------




For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the year ended March 31, 2004, the S&P 500 Index Fund and the Bond Index Fund utilized capital loss carryforwards of $2,464,941 and $149,732, respectively.

At September 30, 2004, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2004 were as follows:
--------------------------------------------------------------------------------
                                    Aggregate        Aggregate
                                        Gross            Gross              Net
                     Federal       Unrealized       Unrealized       Unrealized
                    Tax Cost     Appreciation     Depreciation     Appreciation
                        (000)            (000)            (000)            (000)
--------------------------------------------------------------------------------
S&P 500 Index
   Fund           $1,396,370         $711,695        $(142,469)        $569,226
Bond Index Fund       63,590            2,080             (151)           1,929

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. SECURITIES LENDING

Each fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2004                     21

--------------------------------------------------------------------------------

Disclosure of Fund Expenses (Unaudited)




All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING      ENDING                      EXPENSES
                            ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                             VALUE         VALUE        EXPENSE        DURING
                            3/31/04       9/30/04       RATIOS         PERIOD*
-------------------------------------------------------------------------------
S&P 500 INDEX FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A                  $1,000.00     $  996.30       0.40%         $2.00
  Class E                   1,000.00        997.00       0.25%          1.25
  Class I                   1,000.00        994.80       0.65%          3.25

HYPOTHETICAL 5% RETURN
  Class A                  $1,000.00     $1,023.06       0.40%         $2.03
  Class E                   1,000.00      1,023.82       0.25%          1.27
  Class I                   1,000.00      1,021.81       0.65%          3.29


                          BEGINNING      ENDING                      EXPENSES
                            ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                             VALUE         VALUE        EXPENSE        DURING
                            3/31/04       9/30/04       RATIOS         PERIOD*
-------------------------------------------------------------------------------
BOND INDEX FUND
----------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A                  $1,000.00     $1,004.70       0.38%         $1.91

HYPOTHETICAL 5% RETURN
  Class A                  $1,000.00     $1,023.16       0.38%         $1.93

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


--------------------------------------------------------------------------------
22                     SEI Index Funds / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation
Standish Mellon Asset Management LLC

SUB-ADVISER

Barclays Global Investors

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITOR

Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

[BACKGROUND GRAPHIC OMITTED]



[SEI INVESTMENTS LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-040 (9/04)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Index Funds


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer

Date 11/29/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer

Date 11/29/04


By (Signature and Title)*                    /s/ Peter (Pedro) A. Rodriguez
                                             ------------------------------
                                             Peter (Pedro) A. Rodriguez
                                             Chief Financial Officer

Date 11/26/04
* Print the name and title of each signing officer under his or her signature.